ACCOUNTING POLICIES 2 (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Special Purpose Entities [Member]
Related Party Transaction [Line Items]
Number of vessels where rate reduction applies			4
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Agreed per day rate reduction	$ 6,500		$ 6,500
Length of period over which rate reduction applies		4 years
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates	100.00%	100.00%	100.00%